Exhibit 99.03

Schedule 7. Clarifii ATR or QM Report

EFMT DEPOSITOR LLC ABS-15G

Loan ID	Seller Loan ID	Redaction ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
XXXX	XXXX	2096388	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
XXXX	XXXX	2094862	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No	No	Yes	Present
XXXX	XXXX	2096401	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
XXXX	XXXX	2096402	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
XXXX	XXXX	2096405	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
XXXX	XXXX	2096410	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
XXXX	XXXX	2096414	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
XXXX	XXXX	2096416	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	Yes	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
XXXX	XXXX	2104731	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No	No	Yes	Present
XXXX	XXXX	2104730	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No	No	Yes	Present